Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Banks loans and acceptances [Line Items]
Total Loans	$ 837,475	$ 729,012
Allowance for loan losses	6,432	6,390
Total loans and acceptances, net of allowance	853,129	742,672
Residential mortgages	293,924	268,340
Consumer installment and other personal	206,152	189,864
Credit card	36,010	30,738
Business and government	301,389	240,070
Customers' liability under acceptances	19,733	18,448
Loans at FVOCI	2,353	1,602
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	859,561	749,062
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,432	$ 6,390